UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09813

Scout Funds

(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106

 (Address of principal executive offices) (Zip code)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106

(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments

SCOUT STOCK FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.0%
CONSUMER DISCRETIONARY — 9.4%
Amazon.com, Inc.*	13,900	$3,005,597
DIRECTV - Class A*	35,000	1,478,750
Expedia, Inc.	65,000	1,673,750
TJX Cos., Inc.	40,000	2,218,800
		8,376,897

CONSUMER STAPLES — 14.4%
Coca-Cola Co.	42,000	2,837,520
Kraft Foods, Inc. - Class A	80,000	2,686,400
McCormick & Co., Inc.	50,000	2,308,000
Mead Johnson Nutrition Co.	37,000	2,546,710
Philip Morris International, Inc.	40,000	2,495,200
		12,873,830

ENERGY — 8.7%
Anadarko Petroleum Corp.	30,000	1,891,500
Apache Corp.	19,000	1,524,560
Chevron Corp.	30,000	2,775,600
Occidental Petroleum Corp.	22,000	1,573,000
		7,764,660

FINANCIALS — 9.4%
Discover Financial Services	125,000	2,867,500
Franklin Resources, Inc.	24,000	2,295,360
Progressive Corp.	60,000	1,065,600
Toronto-Dominion Bank 1	30,000	2,128,500
		8,356,960

HEALTH CARE — 14.1%
Allergan, Inc.	32,000	2,636,160
Express Scripts, Inc.*	41,000	1,519,870
Fresenius Medical Care A.G. & Co. KGaA 2	35,000	2,363,550
Pfizer, Inc.	100,000	1,768,000
Thermo Fisher Scientific, Inc.*	35,000	1,772,400
UnitedHealth Group, Inc.	54,000	2,490,480
		12,550,460

INDUSTRIALS — 10.8%
3M Co.	24,000	1,722,960
Boeing Co.	15,000	907,650
Danaher Corp.	50,000	2,097,000
General Electric Co.	75,000	1,143,000
Union Pacific Corp.	20,000	1,633,400
United Technologies Corp.	30,000	2,110,800
		9,614,810

INFORMATION TECHNOLOGY — 17.1%
Apple, Inc.*	7,800	$2,973,204
Cisco Systems, Inc.	150,000	2,323,500
EMC Corp.*	53,000	1,112,470
Google, Inc. - Class A*	4,480	2,304,422
International Business Machines Corp.	15,000	2,625,450
Oracle Corp.	70,000	2,011,800
QUALCOMM, Inc.	40,000	1,945,200
		15,296,046

MATERIALS — 3.1%
Praxair, Inc.	30,000	2,804,400

TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications, Inc.	80,000	2,944,000

UTILITIES — 5.7%
Dominion Resources, Inc.	40,000	2,030,800
FirstEnergy Corp.	30,000	1,347,300
Xcel Energy, Inc.	70,000	1,728,300
		5,106,400

TOTAL COMMON STOCKS (Cost $76,896,629) — 96.0%		85,688,463

TOTAL INVESTMENTS (Cost $76,896,629) — 96.0%		85,688,463

Other assets less liabilities — 4.0%		3,562,822

TOTAL NET ASSETS — 100.0%		$89,251,285

(equivalent to $11.56 per share; unlimited shares of $1.00 par value capital shares authorized; 7,722,280 shares outstanding)

* Non-income producing security.
1 Foreign Security Denominated in U.S. Dollars.
2 ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 92.6%
CONSUMER DISCRETIONARY — 17.9%
AutoZone, Inc.*	85,585	$27,317,876
CBS Corp. - Class B	585,375	11,929,943
Deckers Outdoor Corp.*	80,500	7,507,430
Dollar Tree, Inc.*	248,450	18,661,079
Expedia, Inc.	541,475	13,942,981
Fossil, Inc.*	49,775	4,034,762
Limited Brands, Inc.	207,525	7,991,788
Nordstrom, Inc.	140,200	6,404,336
priceline.com, Inc.*	8,690	3,905,807
Tempur-Pedic International, Inc.*	151,300	7,959,893
Warnaco Group, Inc.*	104,675	4,824,471
		114,480,366

CONSUMER STAPLES — 14.0%
Campbell Soup Co.	216,336	7,002,796
Dr. Pepper Snapple Group, Inc.	315,875	12,249,632
Hansen Natural Corp.*	199,825	17,442,724
Herbalife Ltd. 1	472,865	25,345,564
JM Smucker Co.	104,950	7,649,806
Nu Skin Enterprises, Inc. - Class A	318,350	12,899,542
TreeHouse Foods, Inc.*	112,850	6,978,644
		89,568,708

ENERGY — 1.3%
Alpha Natural Resources, Inc.*	182,925	3,235,943
SM Energy Co.	87,150	5,285,648
		8,521,591

FINANCIALS — 18.5%
American Capital Agency Corp. REIT	1,297,300	35,156,830
Arch Capital Group Ltd.* 1	890,350	29,092,186
Axis Capital Holdings Ltd. 1	145,950	3,785,943
Bank of Hawaii Corp.	247,275	9,000,810
Fifth Third Bancorp	541,900	5,473,190
Prosperity Bancshares, Inc.	150,550	4,919,974
SVB Financial Group*	145,375	5,378,875
W.R. Berkley Corp.	845,136	25,092,088
		117,899,896

HEALTH CARE — 10.9%
C.R. Bard, Inc.	116,400	10,189,656
Coventry Health Care, Inc.*	117,375	3,381,574
DaVita, Inc.*	99,550	6,238,799
Healthspring, Inc.*	506,890	18,481,209
Hologic, Inc.*	411,775	6,263,098
Humana, Inc.	125,195	9,105,432

ResMed, Inc.*	554,700	$15,969,813
		69,629,581

INDUSTRIALS — 3.2%
SPX Corp.	139,525	6,321,878
Stericycle, Inc.*	175,000	14,126,000
		20,447,878

INFORMATION TECHNOLOGY — 11.6%
Altera Corp.	184,975	5,832,261
Avnet, Inc.*	935,150	24,388,712
Check Point Software Technologies* 1	189,550	10,000,658
Lam Research Corp.*	354,300	13,456,314
Skyworks Solutions, Inc.*	270,337	4,849,846
Teradata Corp.*	67,175	3,595,878
Western Digital Corp.*	454,900	11,700,028
		73,823,697

MATERIALS — 5.0%
Agnico-Eagle Mines Ltd. 1	171,410	10,202,323
Allegheny Technologies, Inc.	183,915	6,803,016
CF Industries Holdings, Inc.	60,770	7,498,410
Scotts Miracle-Gro Co. - Class A	131,175	5,850,405
Silver Wheaton Corp. 1	58,300	1,716,935
		32,071,089

TELECOMMUNICATION SERVICES — 1.3%
MetroPCS Communications, Inc.*	953,325	8,303,461

UTILITIES — 8.9%
UGI Corp.	1,113,300	29,246,391
Xcel Energy, Inc.	1,125,175	27,780,571
		57,026,962

TOTAL COMMON STOCKS (Cost $611,056,207) — 92.6%		591,773,229

TOTAL INVESTMENTS (Cost $611,056,207) — 92.6%		591,773,229

Other assets less liabilities — 7.4%		46,963,575

TOTAL NET ASSETS — 100.0%		$638,736,804

(equivalent to $12.43 per share; unlimited shares of $1.00 par value capital shares authorized; 51,381,798 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 Foreign Security Denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SCOUT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 96.8%
CONSUMER DISCRETIONARY — 14.8%
American Public Education, Inc.*	97,783	$3,324,622
Bebe Stores, Inc.	439,000	2,950,080
Buckle, Inc.	86,725	3,335,443
Chico's FAS, Inc.	267,000	3,051,810
Cracker Barrel Old Country Store, Inc.	100,100	4,012,008
Jos. A. Bank Clothiers, Inc.*	74,700	3,483,261
Maidenform Brands, Inc.*	66,300	1,552,083
Monro Muffler Brake, Inc.	150,400	4,958,688
Sotheby's	99,500	2,743,215
Steiner Leisure Ltd.*1	31,000	1,263,870
Ulta Salon, Cosmetics & Fragrance, Inc.*	49,925	3,106,833
		33,781,913

CONSUMER STAPLES — 1.8%
Darling International, Inc.*	330,000	4,154,700

ENERGY — 4.9%
Brigham Exploration Co.*	76,250	1,926,075
Gulfport Energy Corp.*	145,000	3,506,100
Key Energy Services, Inc.*	90,000	854,100
Matrix Service Co.*	200,000	1,702,000
OYO Geospace Corp.*	14,780	831,966
Western Refining, Inc.*	190,000	2,367,400
		11,187,641

FINANCIALS — 19.4%
Apollo Investment Corp.	321,200	2,415,424
Capitol Federal Financial, Inc.	149,400	1,577,664
Cohen & Steers, Inc.	106,715	3,068,056
Fulton Financial Corp.	326,600	2,498,490
Home Properties, Inc. REIT	37,300	2,117,148
Mid-America Apartment Communities, Inc. REIT	81,500	4,907,930
National Financial Partners Corp.*	241,060	2,637,196
National Health Investors, Inc. REIT	105,000	4,423,650
Portfolio Recovery Associates, Inc.*	74,070	4,608,636
Prosperity Bancshares, Inc.	99,500	3,251,660
Signature Bank*	69,100	3,298,143
Summit Hotel Properties, Inc. REIT	254,678	1,798,027
SVB Financial Group*	102,400	3,788,800
Waddell & Reed Financial, Inc. - Class A	158,700	3,969,087
		44,359,911

HEALTH CARE — 14.4%
Acorda Therapeutics, Inc.*	75,000	1,497,000
AMERIGROUP Corp.*	70,800	2,761,908
Bio-Reference Labs, Inc.*	67,100	1,235,311
Catalyst Health Solutions, Inc.*	94,000	5,422,860
Computer Programs & Systems, Inc.	24,000	1,587,600

Endo Pharmaceuticals Holdings, Inc.*	96,500	$2,701,035
Gen-Probe, Inc.*	58,700	3,360,575
Genomic Health, Inc.*	64,100	1,408,918
ICU Medical, Inc.*	65,713	2,418,238
Merit Medical Systems, Inc.*	176,563	2,320,038
Salix Pharmaceuticals Ltd.*	97,300	2,880,080
Sirona Dental Systems, Inc.*	60,200	2,553,082
Team Health Holdings, Inc.*	159,200	2,614,064
		32,760,709

INDUSTRIALS — 11.8%
Chart Industries, Inc.*	60,000	2,530,200
Crane Co.	63,000	2,248,470
EnPro Industries, Inc.*	52,500	1,558,200
Genesee & Wyoming, Inc. - Class A*	72,000	3,349,440
HUB Group, Inc. - Class A*	20,000	565,400
Insituform Technologies, Inc. - Class A*	135,000	1,563,300
Kirby Corp.*	65,000	3,421,600
Lindsay Corp.	31,000	1,667,800
Middleby Corp.*	14,500	1,021,670
Robbins & Myers, Inc.	30,000	1,041,300
Teledyne Technologies, Inc.*	52,000	2,540,720
Titan Machinery, Inc.*	130,000	2,327,000
Triumph Group, Inc.	65,000	3,168,100
		27,003,200

INFORMATION TECHNOLOGY — 23.9%
Black Box Corp.	18,800	401,380
Cabot Microelectronics Corp.*	69,800	2,400,422
Cymer, Inc.*	91,400	3,398,252
Daktronics, Inc.	81,000	694,980
Finisar Corp.*	96,600	1,694,364
j2 Global Communications, Inc.	105,300	2,832,570
Jack Henry & Associates, Inc.	185,000	5,361,300
Microsemi Corp.*	96,500	1,542,070
Netgear, Inc.*	83,600	2,164,404
Oclaro, Inc.*	371,500	1,352,260
Omnivision Technologies, Inc.*	98,700	1,385,748
Plantronics, Inc.	62,100	1,766,745
Progress Software Corp.*	93,300	1,637,415
Quest Software, Inc.*	103,400	1,641,992
SciQuest, Inc.*	105,100	1,570,194
Semtech Corp.*	137,700	2,905,470
Skyworks Solutions, Inc.*	121,100	2,172,534
SPS Commerce, Inc.*	46,800	762,372
Stratasys, Inc.*	94,745	1,756,572
TIBCO Software, Inc.*	177,000	3,963,030
ValueClick, Inc.*	380,000	5,912,800
Veeco Instruments, Inc.*	91,900	2,242,360
ViaSat, Inc.*	87,196	2,904,499
Websense, Inc.*	121,000	2,093,300
		54,557,033

MATERIALS — 4.3%
Balchem Corp.	75,000	2,798,250

Carpenter Technology Corp.	80,000	$3,591,200
LSB Industries, Inc.*	90,000	2,580,300
Rockwood Holdings, Inc.*	25,000	842,250
		9,812,000

UTILITIES — 1.5%
UIL Holdings Corp.	105,000	3,457,650

TOTAL COMMON STOCKS (Cost $224,854,929) — 96.8%		221,074,757

TOTAL INVESTMENTS (Cost $224,854,929) — 96.8%		221,074,757

Other assets less liabilities — 3.2%		7,210,924

TOTAL NET ASSETS — 100.0%		$228,285,681

(equivalent to $12.92 per share; unlimited shares of $1.00 par value capital shares authorized; 17,674,007 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 Foreign Security Denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SCOUT TRENDSTAR SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 15.2%
American Public Education, Inc.*	2,900	$98,600
Buckle, Inc.	3,300	126,918
Chico's FAS, Inc.	14,700	168,021
Cracker Barrel Old Country Store, Inc.	3,900	156,312
Jos. A. Bank Clothiers, Inc.*	6,300	293,769
Penn National Gaming, Inc.*	4,700	156,463
Steiner Leisure Ltd.* 1	5,800	236,466
		1,236,549

ENERGY — 3.0%
Key Energy Services, Inc.*	4,000	37,960
Unit Corp.*	5,500	203,060
		241,020

FINANCIALS — 10.0%
Capitol Federal Financial, Inc.	500	5,280
Cohen & Steers, Inc.	7,800	224,250
Federated Investors, Inc. - Class B	6,000	105,180
Janus Capital Group, Inc.	13,300	79,800
Mid-America Apartment Communities, Inc. REIT	1,700	102,374
National Health Investors, Inc. REIT	2,300	96,899
Waddell & Reed Financial, Inc. - Class A	7,800	195,078
		808,861

HEALTH CARE — 22.1%
AMERIGROUP Corp.*	4,639	180,967
Bio-Reference Labs, Inc.*	9,332	171,802
Catalyst Health Solutions, Inc.*	5,600	323,064
Centene Corp.*	3,700	106,079
Computer Programs & Systems, Inc.	900	59,535
Gen-Probe, Inc.*	1,525	87,306
ICU Medical, Inc.*	6,532	240,378
Merit Medical Systems, Inc.*	9,500	124,830
Salix Pharmaceuticals Ltd.*	3,000	88,800
Sirona Dental Systems, Inc.*	2,700	114,507
Team Health Holdings, Inc.*	6,700	110,014
Zoll Medical Corp.*	4,800	181,152
		1,788,434

INDUSTRIALS — 9.9%
Acuity Brands, Inc.	6,200	223,448
EnPro Industries, Inc.*	1,600	47,488
Forward Air Corp.	5,632	143,335
General Cable Corp.*	8,700	203,145
Insituform Technologies, Inc. - Class A*	4,800	55,584
Kirby Corp.*	1,100	57,904

Titan Machinery, Inc.*	4,100	$73,390
		804,294

INFORMATION TECHNOLOGY — 34.4%
Black Box Corp.	8,921	190,463
Cabot Microelectronics Corp.*	2,700	92,853
Cree, Inc.*	7,850	203,943
Cymer, Inc.*	3,700	137,566
Daktronics, Inc.	28,600	245,388
Diodes, Inc.*	10,700	191,744
FARO Technologies, Inc.*	6,500	205,075
IXYS Corp.*	25,520	277,658
Jack Henry & Associates, Inc.	6,800	197,064
Microsemi Corp.*	9,600	153,408
National Instruments Corp.	13,228	302,392
Oclaro, Inc.*	6,000	21,840
Omnivision Technologies, Inc.*	3,700	51,948
Pegasystems, Inc.	1,800	55,098
Quest Software, Inc.*	3,800	60,344
SciQuest, Inc.*	4,040	60,358
SPS Commerce, Inc.*	1,650	26,878
TIBCO Software, Inc.*	2,700	60,453
Veeco Instruments, Inc.*	5,400	131,760
Websense, Inc.*	6,800	117,640
		2,783,873

MATERIALS — 3.8%
Balchem Corp.	5,900	220,129
LSB Industries, Inc.*	3,000	86,010
		306,139

TOTAL COMMON STOCKS (Cost $8,042,173) — 98.4%		7,969,170

TOTAL INVESTMENTS (Cost $8,042,173) — 98.4%		7,969,170

Other assets less liabilities — 1.6%		126,322

TOTAL NET ASSETS — 100.0%		$8,095,492

(equivalent to $7.22 per share; unlimited shares of $1.00 par value capital shares authorized; 1,121,599 shares outstanding)

REIT - Real Estate Investment Trust
* Non-income producing security.
1 Foreign Security Denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 93.6%
AUSTRALIA — 3.5%
BHP Billiton Ltd.1	1,306,156	$86,781,005
CSL Ltd.	2,220,876	63,049,040
Woodside Petroleum Ltd.1	1,577,382	48,520,270
Woolworths Ltd.	1,397,611	33,397,923
		231,748,238

AUSTRIA — 1.6%
Erste Group Bank A.G.1	4,342,774	56,673,201
Verbund A.G.	1,796,874	51,714,082
		108,387,283

BRAZIL — 2.7%
Cia de Bebidas das Americas1	2,727,083	83,585,094
Empresa Brasileira de Aeronautica S.A.1	1,291,420	32,763,325
Petroleo Brasileiro S.A.1	1,453,707	32,635,722
Vale S.A.1	1,388,027	31,647,016
		180,631,157

CANADA — 8.5%
Barrick Gold Corp.	1,991,113	92,885,421
BCE, Inc.	1,068,481	40,025,298
Canadian Natural Resources Ltd.	1,823,692	53,379,465
Enbridge, Inc.	3,118,472	99,572,811
Enbridge, Inc.	343,456	10,963,454
Imperial Oil Ltd.	1,526,555	55,123,901
Royal Bank of Canada	1,936,014	88,514,560
Toronto-Dominion Bank	1,842,959	130,757,941
		571,222,851

CHILE — 0.9%
Sociedad Quimica y Minera de Chile S.A.1	1,220,123	58,334,081

DENMARK — 0.3%
Novo Nordisk A/S1	215,530	21,449,546

FINLAND — 1.6%
Sampo Oyj - A Shares	4,386,354	110,173,346

FRANCE — 5.0%
Air Liquide S.A.1	2,610,316	60,976,982
AXA S.A.1	4,372,555	57,499,098
Dassault Systemes S.A.	1,110,904	78,446,423
Groupe Danone	785,275	48,273,250
LVMH Moet Hennessy Louis Vuitton S.A.	695,442	91,798,326
		336,994,079

GERMANY — 11.2%
Adidas A.G.1	2,609,275	79,295,867

Allianz S.E.1	7,710,170	$72,012,988
BASF S.E.1	1,004,131	61,131,495
Bayer A.G.1	1,467,503	80,433,840
Bayerische Motoren Werke A.G.1	1,810,683	39,835,026
Continental A.G.*	557,461	32,592,808
Fresenius Medical Care A.G. & Co. KGaA1	1,235,440	83,429,263
Henkel A.G. & Co. KGaA1	1,306,281	70,473,860
Muenchener Rueckversicherungs A.G.1	7,118,196	88,977,450
SAP A.G.1	1,319,880	66,812,326
Siemens A.G.1	872,163	78,311,516
		753,306,439

GREECE — 1.0%
Coca Cola Hellenic Bottling Co., S.A.*	3,741,541	65,942,774

HONG KONG — 0.8%
CLP Holdings Ltd.	6,245,160	56,578,067

HUNGARY — 0.7%
MOL Hungarian Oil and Gas NyRt.*1	1,380,576	47,698,901

INDIA — 1.2%
Infosys Technologies Ltd.1	1,560,948	79,717,614

IRELAND — 0.8%
Ryanair Holdings PLC*1	2,154,266	55,472,350

ISRAEL — 1.7%
Israel Chemicals Ltd.1	4,151,130	47,779,506
Teva Pharmaceutical Industries Ltd.1	1,851,881	68,927,011
		116,706,517

ITALY — 1.9%
Luxottica Group S.p.A.1	2,374,109	59,780,064
Saipem S.p.A.	1,999,089	70,162,424
		129,942,488

JAPAN — 13.1%
Canon, Inc.1	2,047,320	92,661,703
Fanuc Ltd.	892,301	122,910,807
Honda Motor Co., Ltd.1	2,352,640	68,579,456
Japan Tobacco, Inc.	18,524	86,647,099
Komatsu Ltd.1	4,615,717	99,099,444
Kubota Corp.1	1,684,619	67,249,991
Kyocera Corp.1	708,235	58,988,893
Nidec Corp.1	4,071,578	81,716,570
Nitto Denko Corp.	1,741,389	68,535,226
NTT DoCoMo, Inc.1	2,542,573	46,427,383
Terumo Corp.	1,670,572	86,943,786
		879,760,358

LUXEMBOURG — 0.6%
Millicom International Cellular S.A.	387,304	38,595,514

MEXICO — 2.0%
Grupo Televisa S.A.1	3,931,062	$72,292,230
Wal-Mart de Mexico S.A.B. de C.V.1	2,725,509	62,822,983
		135,115,213

NETHERLANDS — 0.6%
Koninklijke Ahold N.V.1	3,250,508	37,673,388

SINGAPORE — 1.4%
United Overseas Bank Ltd.1	3,699,596	93,821,755

SOUTH AFRICA — 1.4%
FirstRand Ltd.	21,559,575	52,115,189
Naspers Ltd.1	940,957	40,508,199
		92,623,388

SOUTH KOREA — 0.9%
Hyundai Motor Co.	362,652	63,398,036

SPAIN — 2.5%
Banco Bilbao Vizcaya Argentaria S.A.1	107,214	871,650
Banco Bilbao Vizcaya Argentaria S.A.	6,231,071	51,590,974
Inditex S.A.	1,312,834	112,070,092
		164,532,716

SWEDEN — 5.3%
Hennes & Mauritz A.B. - B Shares	2,910,324	87,140,479
Sandvik A.B.1	6,352,309	73,369,169
SKF A.B.1	4,048,642	76,721,766
Svenska Cellulosa A.B. - B Shares	4,555,553	55,468,415
Telefonaktiebolaget LM Ericsson1	6,787,974	64,825,152
		357,524,981

SWITZERLAND — 5.9%
ABB Ltd.*1	4,655,277	79,512,131
Adecco S.A.1	2,385,253	47,084,894
Givaudan S.A.*	66,031	51,497,157
Nestle S.A.1	1,371,936	75,593,674
Novartis A.G.1	1,260,234	70,283,250
Syngenta A.G.	1,346,539	69,844,978
		393,816,084

TAIWAN — 1.7%
HON HAI Precision Industry Co., Ltd.	13,311,152	29,662,881
Taiwan Semiconductor Manufacturing Co., Ltd.1	7,311,998	83,576,137
		113,239,018

UNITED KINGDOM — 11.9%
Barclays PLC1	5,033,934	49,231,874
BG Group PLC1	995,786	94,997,984
British American Tobacco PLC1	932,256	78,990,051
BT Group PLC	19,354,083	51,874,870
GlaxoSmithKline PLC1	1,026,260	42,374,275
HSBC Holdings PLC1	2,024,291	77,004,030

Prudential PLC1	4,937,994	$84,242,178
Reckitt Benckiser Group PLC	1,118,327	56,663,622
Royal Dutch Shell PLC1	1,134,656	70,405,405
SABMiller PLC	1,003,050	32,728,520
SABMiller PLC1	1,113,952	36,025,208
Standard Chartered PLC	2,098,176	41,860,782
Vodafone Group PLC1	3,111,972	79,822,082
		796,220,881

UNITED STATES — 2.9%
Aflac, Inc.	2,337,199	81,685,105
Mettler-Toledo International, Inc.*	589,780	82,545,609
NII Holdings, Inc.*	1,003,236	27,037,210
		191,267,924

TOTAL COMMON STOCKS (Cost $6,053,093,903) — 93.6%		6,281,894,987

PREFERRED STOCKS — 0.6%
GERMANY — 0.6%
Volkswagen A.G.	298,456	39,386,627

TOTAL PREFERRED STOCKS (Cost $56,387,513) — 0.6%		39,386,627

RIGHTS — 0.0%
SPAIN — 0.0%
Banco Bilbao Vizcaya Argentaria S.A.*	6,231,071	918,286

TOTAL RIGHTS (Cost $0) — 0.0%		918,286

SHORT-TERM INVESTMENTS — 5.2%
MONEY MARKET FUNDS
Federated Treasury Obligations Fund, 0.010%	120,000,000	120,000,000
Fidelity Institutional Government Portfolio, 0.010%	167,000,000	167,000,000
Fidelity Institutional Treasury Portfolio, 0.010%	65,000,000	65,000,000
		352,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $352,000,000) — 5.2%		352,000,000

TOTAL INVESTMENTS (Cost $6,461,481,416) — 99.4%		6,674,199,900

Other assets less liabilities — 0.6%		38,531,380

TOTAL NET ASSETS — 100.0%		$6,712,731,280

(equivalent to $26.66 per share; unlimited shares of $1.00 par value capital shares authorized; 251,770,303 shares outstanding)

PLC - Public Limited Company
* Non-income producing security.
1 ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT INTERNATIONAL DISCOVERY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 94.1%
AUSTRALIA — 3.9%
Ansell Ltd.	21,080	$263,625
Incitec Pivot Ltd.	92,000	285,042
IOOF Holdings Ltd.	57,000	294,360
Medusa Mining Ltd.	66,000	431,985
		1,275,012

AUSTRIA — 0.4%
Wienerberger A.G.	11,000	128,153

BELGIUM — 0.7%
EVS Broadcast Equipment S.A.	4,500	232,713

BRAZIL — 1.2%
Empresa Brasileira de Aeronautica S.A.1	15,080	382,580

CANADA — 6.2%
Agnico-Eagle Mines Ltd.	9,000	535,680
Canadian Pacific Railway Ltd.	6,720	323,165
Home Capital Group, Inc.	10,250	426,472
Lone Pine Resources, Inc.*	45,000	297,000
Tourmaline Oil Corp.*	15,000	441,168
		2,023,485

CHILE — 2.8%
Banco Santander Chile1	8,150	598,862
Embotelladora Andina S.A. - Class B1	13,000	318,500
		917,362

COLOMBIA — 0.6%
Petrominerales Ltd.	10,500	206,413

CZECH REPUBLIC — 1.4%
Philip Morris ČR A.S.	750	454,371

FINLAND — 1.4%
Sampo Oyj - A Shares	19,000	477,229

FRANCE — 7.8%
Bureau Veritas S.A.	7,800	560,703
Cie Generale d'Optique Essilor International S.A.	4,465	321,090
Dassault Systemes S.A.1	6,060	429,654
Neopost S.A.	7,600	557,272
SEB S.A.	6,300	507,208
Technip S.A.1	10,200	203,286
		2,579,213

GERMANY — 9.3%
Adidas A.G.1	13,450	408,746

Fresenius S.E. & Co. KGaA	1,900	$168,884
Fuchs Petrolub A.G.	10,800	429,102
Morphosys A.G.*	13,500	344,339
Pfeiffer Vacuum Technology A.G.	4,415	387,775
Rational A.G.	2,350	527,538
Wirecard A.G.	51,500	787,897
		3,054,281

IRELAND — 3.7%
Ryanair Holdings PLC*1	25,200	648,900
Willis Group Holdings Ltd.	16,790	577,072
		1,225,972

ISRAEL — 1.1%
Osem Investments Ltd.	25,000	354,760

ITALY — 2.9%
Davide Campari-Milano S.p.A.	20,000	145,928
Luxottica Group S.p.A.1	15,630	393,563
MARR S.p.A.	40,000	414,014
		953,505

JAPAN — 16.5%
Aichi Corp.	82,000	336,534
Amada Co., Ltd.	59,000	388,102
Asahi Breweries Ltd.	17,490	370,602
Chiyoda Corp.	33,234	324,005
Ebara Corp.	75,000	296,740
Kansai Paint Co., Ltd.	60,000	574,965
Nidec Corp.1	13,500	270,945
Pigeon Corp.	10,500	430,454
SMC Corp.	4,150	606,573
Sysmex Corp.	9,820	353,315
TonenGeneral Sekiyu K.K.	39,000	448,128
Toshiba Machine Co., Ltd.	150,100	623,052
Yamada Denki Co., Ltd.	5,918	411,592
		5,435,007

LUXEMBOURG — 0.7%
Millicom International Cellular S.A.	2,445	246,055

NETHERLANDS — 5.0%
Gemalto N.V.	17,000	808,402
Koninklijke Vopak N.V.	12,760	609,855
Randstad Holding N.V.	7,440	237,192
		1,655,449

PHILIPPINES — 0.5%
Manila Water Co., Inc.	385,100	166,715

PORTUGAL — 0.5%
Galp Energia SGPS S.A.	9,000	164,358

SINGAPORE — 0.8%
United Overseas Bank Ltd.1	10,000	$253,600

SOUTH KOREA — 2.2%
LG Household & Health Care Ltd.	1,020	458,515
Yuhan Corp.	2,900	263,522
		722,037

SWITZERLAND — 9.4%
Acino Holding A.G.*	2,975	225,807
Givaudan S.A.*	485	378,248
Lindt & Spruengli A.G.	12	414,515
Metall Zug A.G.	150	561,011
Schindler Holding A.G.	5,250	556,520
Swiss Life Holding A.G.*	2,975	326,266
Tecan Group A.G.*	2,850	204,266
Vetropack Holding A.G.	251	419,617
		3,086,250

TAIWAN — 1.8%
Taiwan Hon Chuan Enterprise Co., Ltd.	273,008	579,375

UNITED KINGDOM — 10.6%
Amlin PLC	78,000	342,800
Capita Group PLC	41,500	454,535
Domino's Pizza UK & IRL PLC	22,000	151,681
Informa PLC	100,000	507,508
Intercontinental Hotels Group PLC1	27,000	434,160
Mothercare PLC	80,000	390,837
Premier Oil PLC*	77,500	416,632
Sage Group PLC1	24,295	385,076
St. James's Place PLC	87,000	417,221
		3,500,450

UNITED STATES — 2.7%
Chindex International, Inc.*	34,000	299,540
Mettler-Toledo International, Inc.*	2,500	349,900
NII Holdings, Inc.*	8,350	225,033
		874,473

TOTAL COMMON STOCKS (Cost $30,917,811) — 94.1%		30,948,818

TOTAL INVESTMENTS (Cost $30,917,811) — 94.1%		30,948,818

Other assets less liabilities — 5.9%		1,932,240

TOTAL NET ASSETS — 100.0%		$32,881,058

(equivalent to $8.41 per share; unlimited shares of $1.00 par value capital shares authorized; 3,910,381 shares outstanding)

ČR - Czech Republic
IRL - Ireland
PLC - Public Limited Company
UK - United Kingdom
* Non-income producing security.
1 ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS — 95.0%
AUSTRALIA — 0.8%
BHP Billiton Ltd.1	400	$26,576
IOOF Holdings Ltd.	1,724	8,903
		35,479

BRAZIL — 1.1%
Cia de Bebidas das Americas1	1,698	52,044

CANADA — 5.4%
Agnico-Eagle Mines Ltd.	322	19,165
Barrick Gold Corp.	800	37,320
Imperial Oil Ltd.	1,175	42,429
Royal Bank of Canada	1,154	52,761
Toronto-Dominion Bank	1,135	80,528
Tourmaline Oil Corp.*	454	13,353
		245,556

CHILE — 0.8%
Embotelladora Andina S.A.1	350	8,575
Sociedad Quimica y Minera de Chile S.A.1	618	29,547
		38,122

COLOMBIA — 0.1%
Petrominerales Ltd.	282	5,544

FINLAND — 1.2%
Sampo Oyj - A Shares	2,184	54,856

FRANCE — 3.8%
AXA S.A.1	3,900	51,285
Dassault Systemes S.A.	870	61,435
LVMH Moet Hennessy Louis Vuitton S.A.	382	50,999
SEB S.A.	105	8,454
		172,173

GERMANY — 5.2%
Adidas A.G.1	1,418	43,093
Bayer A.G.1	1,100	60,291
Fresenius Medical Care A.G. & Co. KGaA1	926	62,533
Fuchs Petrolub A.G.	235	9,337
Pfeiffer Vacuum Technology A.G.	112	9,837
Rational A.G.	41	9,204
Siemens A.G.1	300	26,937
Wirecard A.G.	1,009	15,436
		236,668

IRELAND — 0.6%
Ryanair Holdings PLC* 1	399	10,274

Willis Group Holdings PLC	459	$15,776
		26,050

ISRAEL — 0.6%
Check Point Software Technologies Ltd.*	375	19,785
Osem Investments Ltd.	404	5,733
		25,518

ITALY — 1.1%
MARR S.p.A.	609	6,303
Saipem S.p.A.	1,268	45,120
		51,423

JAPAN — 4.1%
Amada Co., Ltd.	1,250	8,223
Chiyoda Corp.	625	6,093
FANUC Corp.	267	36,778
Honda Motor Co., Ltd.1	1,927	56,172
Komatsu Ltd.1	1,500	32,205
Nitto Denko Corp.	845	33,256
Sysmex Corp.	450	16,191
		188,918

MEXICO — 0.9%
Wal-Mart de Mexico S.A.B. de C.V.1	1,800	41,490

NETHERLANDS — 0.8%
Gemalto N.V.	321	15,264
Koninklijke Vopak N.V.	259	12,379
Randstad Holding N.V.	242	7,715
		35,358

SWEDEN — 1.2%
Sandvik A.B.1	1,600	18,480
Telefonaktiebolaget LM Ericsson1	4,000	38,200
		56,680

SWITZERLAND — 1.7%
Acino Holding A.G.*	135	10,247
Nestle S.A.1	1,200	66,120
		76,367

TAIWAN — 1.4%
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	8,489
Taiwan Semiconductor Manufacturing Co., Ltd.1	5,000	57,150
		65,639

UNITED KINGDOM — 8.0%
Amlin PLC	1,406	6,179
BG Group PLC1	601	57,335
British American Tobacco PLC1	800	67,784
HSBC Holdings PLC1	1,296	49,300
Informa PLC	1,681	8,531
Mothercare PLC	1,681	8,213

Prudential PLC1	3,125	$53,313
Standard Chartered PLC	2,496	49,798
Vodafone Group PLC1	2,653	68,049
		368,502

UNITED STATES — 56.2%
3M Co.	635	45,587
Allegheny Technologies, Inc.	275	10,172
Allergan, Inc.	1,100	90,618
Alpha Natural Resources, Inc.*	150	2,654
Altera Corp.	400	12,612
Amazon.com, Inc.*	500	108,115
American Capital Agency Corp. REIT	1,590	43,089
American Public Education, Inc.*	226	7,684
AMERIGROUP Corp.*	150	5,852
Apple, Inc.*	250	95,295
Arch Capital Group Ltd.*	1,425	46,562
AutoZone, Inc.*	125	39,899
Avnet, Inc.*	1,275	33,252
Brigham Exploration Co.*	397	10,028
Buckle, Inc.	219	8,423
Campbell Soup Co.	233	7,542
Catalyst Health Solutions, Inc.*	201	11,596
CBS Corp. - Class B	1,450	29,551
CF Industries Holdings, Inc.	85	10,488
Chevron Corp.	900	83,268
Coca-Cola Co.	1,490	100,664
Computer Programs & Systems, Inc.	150	9,922
Cracker Barrel Old Country Store, Inc.	184	7,375
DIRECTV - Class A*	1,900	80,275
Discover Financial Services	3,800	87,172
Dollar Tree, Inc.*	310	23,284
Dominion Resources, Inc.	1,900	96,463
EMC Corp.*	2,840	59,612
Expedia, Inc.	600	15,450
Fulton Financial Corp.	1,309	10,014
Gen-Probe, Inc.*	184	10,534
General Electric Co.	3,685	56,159
Genesee & Wyoming, Inc. - Class A*	219	10,188
Google, Inc. - Class A*	90	46,294
Hansen Natural Corp.*	245	21,386
Healthspring, Inc.*	1,075	39,194
Herbalife Ltd.	625	33,500
Insituform Technologies, Inc. - Class A*	470	5,443
International Business Machines Corp.	615	107,643
Kirby Corp.*	219	11,528
Kraft Foods, Inc. - Class A	2,400	80,592
Lam Research Corp.*	375	14,242
LSB Industries, Inc.*	252	7,225
MetroPCS Communications, Inc.*	1,375	11,976
Mettler-Toledo International, Inc.*	420	58,783
Microsemi Corp.*	854	13,647
Mid-America Apartment Communities, Inc. REIT	219	13,188
Monro Muffler Brake, Inc.	303	9,990
National Health Investors, Inc. REIT	184	7,752

Nordstrom, Inc.	150	$6,852
Nu Skin Enterprises, Inc. - Class A	600	24,312
Occidental Petroleum Corp.	920	65,780
Philip Morris International, Inc.	1,415	88,268
Praxair, Inc.	670	62,632
priceline.com, Inc.*	25	11,236
Progress Software Corp.*	528	9,266
Progressive Corp.	2,100	37,296
ResMed, Inc.*	475	13,675
Rockwood Holdings, Inc.*	191	6,435
Semtech Corp.*	520	10,972
SPX Corp.	225	10,195
Stericycle, Inc.*	175	14,126
Stratasys, Inc.*	471	8,732
SVB Financial Group*	475	17,575
Tempur-Pedic International, Inc.*	275	14,468
Thermo Fisher Scientific, Inc.*	1,420	71,909
Triumph Group, Inc.	234	11,405
UGI Corp.	1,225	32,181
United Technologies Corp.	1,005	70,712
UnitedHealth Group, Inc.	1,800	83,016
Verizon Communications, Inc.	2,330	85,744
W.R. Berkley Corp.	928	27,552
Waddell & Reed Financial, Inc. - Class A	353	8,829
Western Digital Corp.*	675	17,361
Western Refining, Inc.*	639	7,962
		2,570,273

TOTAL COMMON STOCKS (Cost $5,065,337) — 95.0%		4,346,660

TOTAL INVESTMENTS (Cost $5,065,337) — 95.0%		4,346,660

Other assets less liabilities — 5.0%		229,348

TOTAL NET ASSETS — 100.0%		$4,576,008

(equivalent to $8.28 per share; unlimited shares of $1.00 par value capital shares authorized; 552,940 shares outstanding)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
* Non-income producing security.
1 ADR - American Depositary Receipt.
See accompanying Notes to Schedules of Investments.

SCOUT CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.0%
Ally Master Owner Trust Series 2011-1, Class A1, 1.099%, 01/15/161, 2	$1,245,000	$1,245,565
AmeriCredit Automobile Receivables Trust Series 2008-AF, Class A4, 6.960%, 10/14/141	740,571	769,785
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3, 2.820%, 01/15/161	789,468	796,818
Ford Credit Auto Owner Trust
Series 2009-A, Class A3B, 2.729%, 05/15/131, 2	466,733	468,675
Series 2009-D, Class A3, 2.170%, 10/15/131	533,715	537,591
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 03/25/141, 3	910,000	943,361
Series 2011-1A, Class A1, 2.200%, 03/25/161, 3	1,705,000	1,726,567
Hyundai Auto Receivables Trust Series 2009-A, Class A3, 2.030%, 08/15/131	1,217,906	1,225,036
Keystone Owner Trust Series 1998-P1, Class M1, 7.530%, 05/25/251, 3	4,883	4,834
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A2, 0.339%, 11/15/131, 2	1,090,000	1,090,265
Mid-State Trust Series 11, Class A1, 4.864%, 07/15/381	119,773	120,672
Sears Credit Account Master Trust Series 2002-3, Class A, 0.519%, 05/17/161, 2	445,000	443,775
SLM Student Loan Trust
Series 2008-2, Class A1, 0.553%, 01/25/151, 2	478,302	478,407
Series 2007-1, Class A3, 0.283%, 07/25/181, 2	536,553	534,850

TOTAL ASSET-BACKED SECURITIES (Cost $10,344,158) — 8.0%		10,386,201

CORPORATE BONDS — 32.9%
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 07/31/221	808,803	736,010
American International Group, Inc. 6.400%, 12/15/201	1,205,000	1,227,642
Bank of America Corp.
6.500%, 08/01/161	895,000	888,776
5.875%, 01/05/21	1,605,000	1,500,126
Barclays Bank PLC 5.125%, 01/08/204	675,000	661,474
BNP Paribas S.A. 5.000%, 01/15/214	705,000	690,206
Bruce Mansfield Unit 6.850%, 06/01/341	286,061	306,086
Burlington Northern and Santa Fe Railway Co. 2004-1 Pass-Through Trust 4.575%, 01/15/21	530,933	576,200
Citigroup, Inc.
4.587%, 12/15/15	865,000	888,149
5.375%, 08/09/20	1,567,000	1,623,439
Continental Airlines 2007-1 Class A Pass-Through Trust 5.983%, 10/19/231	643,971	647,191
Credit Suisse 4.375%, 08/05/204	440,000	425,778
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 08/10/221	673,143	678,191

Delta Air Lines 2011-1 Pass-Through Trust 5.300%, 04/15/191	$800,000	$784,000
Entergy Arkansas, Inc. 5.000%, 07/01/181	315,000	314,254
Entergy Texas, Inc. 3.600%, 06/01/151	1,005,000	1,048,809
Farmers Insurance Exchange 6.000%, 08/01/143	315,000	331,051
FUEL Trust 4.207%, 04/15/163	1,720,000	1,713,602
General Electric Capital Corp.
2.950%, 05/09/16	1,675,000	1,678,695
4.625%, 01/07/21	1,100,000	1,141,638
6.875%, 01/10/39	965,000	1,107,570
Goldman Sachs Group, Inc.
6.000%, 06/15/20	485,000	499,695
5.250%, 07/27/21	2,125,000	2,096,344
Hartford Financial Services Group, Inc.
5.500%, 10/15/161	610,000	618,856
6.000%, 01/15/191	830,000	833,888
JPMorgan Chase & Co.
3.450%, 03/01/16	925,000	928,815
4.250%, 10/15/20	710,000	711,683
Kiowa Power Partners, LLC 4.811%, 12/30/133	100,937	101,614
Liberty Mutual Group, Inc. 5.000%, 06/01/211, 3	1,330,000	1,263,566
Lincoln National Corp. 4.850%, 06/24/211	1,210,000	1,166,467
Lloyds TSB Bank PLC
5.800%, 01/13/203, 4	635,000	603,792
6.375%, 01/21/214	440,000	433,807
MetLife, Inc. 4.750%, 02/08/211	605,000	629,606
Metropolitan Life Global Funding I 2.500%, 09/29/153	120,000	120,917
Morgan Stanley
5.750%, 01/25/211	680,000	625,646
5.500%, 07/28/21	1,812,000	1,678,378
Nationwide Financial Services 5.375%, 03/25/211, 3	1,265,000	1,237,190
New York Life Global Funding 1.850%, 12/13/133	1,380,000	1,394,704
News America, Inc. 4.500%, 02/15/211	840,000	843,913
Northern Trust Corp. 3.375%, 08/23/21	150,000	151,849
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 11/01/191	658,461	653,523
Pricoa Global Funding I 5.450%, 06/11/143	145,000	157,930
Prudential Holdings, LLC
7.245%, 12/18/231, 3	75,000	88,585
8.695%, 12/18/231, 3	1,370,000	1,728,817
Prudential Insurance Co. of America 8.300%, 07/01/253	530,000	692,898
PSEG Power, LLC 5.320%, 09/15/161	655,000	724,398
Royal Bank of Scotland PLC
4.375%, 03/16/164	465,000	444,631
6.125%, 01/11/214	350,000	345,998

Societe Generale S.A. 5.200%, 04/15/213, 4	$650,000	$564,378
Telefonica Emisiones S.A.U. 5.462%, 02/16/214	440,000	417,816
UBS A.G. 4.875%, 08/04/204	440,000	423,673
Union Pacific Railroad Co. 2004 Pass-Through Trust 5.404%, 07/02/25	269,933	306,280
Union Pacific Railroad Co. 2005 Pass-Through Trust 5.082%, 01/02/291	880,964	1,004,184
Union Pacific Railroad Co. 2006 Pass-Through Trust 5.866%, 07/02/301	244,958	292,376

TOTAL CORPORATE BONDS (Cost $43,568,065) — 32.9%		42,755,104

MORTGAGE-BACKED SECURITIES — 60.1%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class A2, 4.648%, 03/11/131	1,000,000	1,028,695
Series 2002-2, Class A3, 5.118%, 07/11/431	1,280,474	1,289,972
Series 2006-3, Class A4, 5.889%, 07/10/441, 2	860,000	926,880
Series 2007-5, Class A4, 5.492%, 02/10/511	545,000	569,208
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 05/11/392	345,000	362,487
CFCRE Commercial Mortgage Trust Series 2011-C1, Class A1, 1.871%, 11/15/151, 3	744,669	733,967
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CP5, Class A2, 4.940%, 12/15/351	1,070,000	1,098,056
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 03/27/371, 2, 3	311,759	317,791
DBUBS Mortgage Trust Series 2011-LC3A, Class A2, 3.642%, 08/10/441	875,000	902,336
Fannie Mae
4.500%, 11/25/33	7,420,000	7,851,288
4.000%, 11/15/40	19,255,000	20,121,475
3.500%, 12/01/40	13,115,000	13,432,632
Fannie Mae Pool
4.484%, 08/01/13	24,748	25,512
0.612%, 06/01/182	1,310,000	1,313,690
0.581%, 07/01/182	530,000	532,603
0.587%, 08/01/182	1,770,000	1,768,156
3.330%, 07/01/20	1,139,916	1,216,545
3.330%, 10/01/20	1,317,609	1,365,136
0.661%, 11/01/202	6,420,000	6,458,700
3.230%, 11/01/20	1,415,958	1,458,645
4.000%, 04/01/24	1,567,014	1,653,841
4.000%, 11/01/25	1,427,254	1,506,337
2.500%, 03/01/26	605,531	615,575
5.970%, 01/01/40	167,227	205,823
5.970%, 01/01/40	196,738	242,145
5.100%, 12/01/40	312,333	346,799
Fannie Mae REMICS
Series 2008-76, Class GF, 0.885%, 09/25/232	572,482	578,455
Series 2009-15, Class AB, 5.500%, 04/25/25	23,182	23,364
Fannie Mae-Aces Series 2011-M6, Class A1, 1.951%, 06/25/21	325,000	323,798
Freddie Mac Gold Pool 5.000%, 06/01/12	314,380	321,349
Freddie Mac REMICS
Series 3676, Class AB, 1.500%, 12/15/151	414,882	416,380
Series 3609, Class LA, 4.000%, 12/15/241	1,199,908	1,271,969
Series 3688, Class JA, 3.500%, 01/15/301	1,694,495	1,779,543

GMAC Commercial Mortgage Securities, Inc. Series 2002-C3, Class A2, 4.930%, 07/10/391	$2,160,000	$2,210,153
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1, 1.143%, 03/06/202, 3	1,090,840	1,083,557
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4, 6.462%, 03/15/311	954,675	963,907
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 01/25/141	27,778	28,234
Morgan Stanley Reremic Trust Series 2010-GG10, Class A4A, 5.984%, 08/15/452, 3	850,000	927,016
Residential Accredit Loans, Inc. Series 2004-QS4, Class A1, 4.350%, 03/25/341	170,629	171,561
Residential Asset Securitization Trust Series 2003-A6, Class A1, 4.500%, 07/25/331	57,522	58,040
Wachovia Bank Commercial Mortgage Trust Series 2002-C1, Class A4, 6.287%, 04/15/341	675,499	682,456

TOTAL MORTGAGE-BACKED SECURITIES (Cost $77,602,378) — 60.1%		78,184,076

U.S. GOVERNMENT AND AGENCIES — 24.0%
FEDERAL DEPOSIT INSURANCE CORPORATION — 0.6%
2.200%, 04/25/311, 2, 3	710,879	719,836

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 2.4%
0.225%, 07/26/122	3,100,000	3,100,825

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.0%
6.000%, 03/15/13	682	744
6.000%, 06/15/13	1,554	1,696
7.000%, 07/20/16	11,407	12,404
		14,844

NATIONAL CREDIT UNION ADMINISTRATION — 1.1%
0.574%, 12/07/201, 2	1,448,321	1,451,261

U.S. TREASURY SECURITIES — 19.9%
0.084%, 12/22/11	5,310,000	5,309,825
0.086%, 05/31/12	15,215,000	15,207,879
0.153%, 06/28/12	4,250,000	4,247,237
3.750%, 08/15/41	975,000	1,135,115
		25,900,056

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $31,126,244) — 24.0%		31,186,822

TOTAL INVESTMENTS (Cost $162,640,845) — 125.0%	$162,512,203

Liabilities less other assets — (25.0)%	(32,514,910)

TOTAL NET ASSETS — 100.0%	$129,997,293

(equivalent to $11.53 per share; unlimited shares of $1.00 par value capital shares authorized; 11,246,072 shares outstanding for Institutional Class; equivalent to $11.53 per share; unlimited shares of $1.00 par value capital shares authorized; 24,441 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
1 Callable.
2 Variable Rate Security (presented at the current rate as of September 30, 2011).
3 144A Restricted Security.
4 Foreign security denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell(1) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(2)	Unrealized Appreciation/ (Depreciation)

JP Morgan	CDX North American
	Investment Grade Index	Sell	Baa1/BBB+	Receive	1.00%	12/20/2016	$18,430,000	$(19,376)

TOTAL SWAP CONTRACTS								$(19,376)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES — 8.0%
Ally Master Owner Trust Series 2011-1, Class A1, 1.099%, 01/15/161, 2	$3,645,000	$3,646,655
AmeriCredit Automobile Receivables Trust Series 2008-AF, Class A4, 6.960%, 10/14/141	1,855,784	1,928,991
Chrysler Financial Auto Securitization Trust Series 2009-A, Class A3, 2.820%, 01/15/161	1,635,639	1,650,866
Countrywide Asset-Backed Certificates
Series 2006-S2, Class A3, 5.841%, 07/25/271	863,714	561,550
Series 2006-S2, Class A4, 6.091%, 07/25/271	1,379,375	511,322
Ford Credit Auto Owner Trust
Series 2009-A, Class A3B, 2.729%, 05/15/131, 2	879,099	882,758
Series 2009-D, Class A3, 2.170%, 10/15/131	1,208,557	1,217,334
GSAA Trust Series 2006-S1, Class 1A1, 0.395%, 01/25/371, 2	1,329,336	193,500
Hertz Vehicle Financing, LLC
Series 2009-2A, Class A1, 4.260%, 03/25/141, 3	1,825,000	1,891,906
Series 2011-1A, Class A1, 2.200%, 03/25/161, 3	4,360,000	4,415,150
Home Equity Mortgage Trust Series 2006-5, Class A1, 5.500%, 01/25/371	4,192,513	605,248
Hyundai Auto Receivables Trust Series 2009-A, Class A3, 2.030%, 08/15/131	2,429,943	2,444,168
Keystone Owner Trust Series 1998-P1, Class M1, 7.530%, 05/25/251, 3	1,085	1,074
Mercedes-Benz Auto Receivables Trust Series 2011-1, Class A2, 0.339%, 11/15/131, 2	3,045,000	3,045,740
Mid-State Trust Series 11, Class A1, 4.864%, 07/15/381	847,625	853,985
Residential Funding Mortgage Securities II, Inc.
Series 2003-HS1, Class AI6, 3.830%, 02/25/331, 2	226,372	209,659
Series 2003-HS3, Class A2A, 0.515%, 08/25/331, 2	371,930	283,107
Series 2005-HS1, Class AI4, 5.110%, 09/25/351	630,000	67,722
Series 2006-HSA1, Class A3, 5.230%, 02/25/361, 2	1,524,037	812,164
Series 2006-HSA1, Class A5, 5.310%, 02/25/361, 2	1,516,809	902,826
Series 2006-HSA1, Class A4, 5.490%, 02/25/361, 2	1,236,164	362,668
Series 2006-HSA2, Class AI3, 5.550%, 03/25/361, 2	1,044,712	430,604
Series 2006-HSA2, Class AI4, 5.810%, 03/25/361	820,000	199,558
SACO I, Inc. Series 2006-9, Class A1, 0.385%, 08/25/361, 2	684,322	168,547
SLM Student Loan Trust
Series 2008-2, Class A1, 0.553%, 01/25/151, 2	1,328,263	1,328,554
Series 2007-1, Class A3, 0.283%, 07/25/181, 2	1,427,924	1,423,392
Structured Asset Securities Corp.
Series 2005-S6, Class A2, 0.525%, 11/25/351, 2	354,014	307,095
Series 2005-S7, Class A2, 0.535%, 12/25/351, 2, 3	579,561	350,887

TOTAL ASSET-BACKED SECURITIES (Cost $34,570,443) — 8.0%		30,697,030

CORPORATE BONDS — 33.2%
Ally Financial, Inc.
4.500%, 02/11/14	1,895,000	1,733,925
7.500%, 09/15/20	5,315,000	4,810,075
American Airlines 2011-1 Class A Pass-Through Trust 5.250%, 07/31/221	2,002,036	1,821,853
American International Group, Inc.
4.250%, 05/15/131	2,020,000	2,015,132

6.400%, 12/15/201	$3,630,000	$3,698,208
Bank of America Corp.
6.500%, 08/01/161	2,455,000	2,437,928
5.875%, 01/05/21	4,760,000	4,448,972
5.000%, 05/13/21	2,740,000	2,444,502
Barclays Bank PLC 5.125%, 01/08/204	1,980,000	1,940,325
BellSouth Telecommunications, Inc. 7.000%, 12/01/95	1,020,000	1,208,633
BNP Paribas S.A. 5.000%, 01/15/214	2,090,000	2,046,141
Bruce Mansfield Unit 6.850%, 06/01/341	669,093	715,929
Citigroup, Inc. 5.375%, 08/09/20	9,912,000	10,269,000
Credit Suisse 4.375%, 08/05/204	1,340,000	1,296,687
Delta Air Lines 2007-1 Class A Pass-Through Trust 6.821%, 08/10/221	2,038,337	2,053,625
Ford Motor Credit Co., LLC
5.625%, 09/15/15	3,035,000	3,052,952
5.000%, 05/15/18	2,460,000	2,376,153
FUEL Trust 3.984%, 06/15/163	1,235,000	1,209,240
General Electric Capital Corp.
2.950%, 05/09/16	4,695,000	4,705,357
4.625%, 01/07/21	3,240,000	3,362,644
6.875%, 01/10/39	2,860,000	3,282,539
Goldman Sachs Group, Inc.
6.000%, 06/15/20	1,330,000	1,370,299
5.250%, 07/27/21	6,290,000	6,205,179
Hartford Financial Services Group, Inc.
5.500%, 10/15/161	1,425,000	1,445,688
6.000%, 01/15/191	2,460,000	2,471,523
JPMorgan Chase & Co. 4.250%, 10/15/20	4,460,000	4,470,570
Kiowa Power Partners, LLC 4.811%, 12/30/133	360,061	362,473
Liberty Mutual Group, Inc. 5.000%, 06/01/211, 3	3,925,000	3,728,946
Lincoln National Corp. 4.850%, 06/24/211	3,580,000	3,451,199
Lloyds TSB Bank PLC
5.800%, 01/13/203, 4	1,520,000	1,445,297
6.375%, 01/21/214	1,300,000	1,281,702
MetLife, Inc. 4.750%, 02/08/211	1,845,000	1,920,040
Metropolitan Life Global Funding I 2.500%, 09/29/153	740,000	745,657
Morgan Stanley
5.750%, 01/25/211	1,935,000	1,780,330
5.500%, 07/28/21	5,372,000	4,975,853
Nationwide Financial Services 5.375%, 03/25/211, 3	3,275,000	3,203,002
News America, Inc. 4.500%, 02/15/211	2,490,000	2,501,598
Norfolk Southern Corp. 6.000%, 03/15/051	1,140,000	1,368,393
Northwest Airlines 2007-1 Class A Pass-Through Trust 7.027%, 11/01/191	1,499,050	1,487,807
Prudential Holdings, LLC
7.245%, 12/18/231, 3	1,045,000	1,234,281

8.695%, 12/18/231, 3	$750,000	$946,433
Prudential Insurance Co. of America 8.300%, 07/01/253	1,355,000	1,771,466
PSEG Power, LLC 5.320%, 09/15/161	1,800,000	1,990,712
Qwest Corp. 7.125%, 11/15/431	1,515,000	1,469,550
Royal Bank of Scotland PLC
4.375%, 03/16/164	1,120,000	1,070,940
6.125%, 01/11/214	1,040,000	1,028,108
Societe Generale S.A. 5.200%, 04/15/213, 4	1,595,000	1,384,897
Telecom Italia Capital S.A. 7.721%, 06/04/381, 4	3,235,000	3,084,401
Telefonica Emisiones S.A.U. 5.462%, 02/16/214	1,300,000	1,234,455
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 04/22/231	1,630,000	1,467,000
U.S. Airways 2011-1 Class A Pass-Through Trust 7.125%, 10/22/231	1,240,000	1,178,000
UAL 2007-1 Pass-Through Trust 6.636%, 07/02/221	1,189,084	1,156,384
UBS A.G. 4.875%, 08/04/204	1,300,000	1,251,762
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 6A1, 5.500%, 07/25/221	1,280,725	1,160,075

TOTAL CORPORATE BONDS (Cost $129,343,445) — 33.2%		126,573,840

MORTGAGE-BACKED SECURITIES — 54.0%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2003-1, Class A2, 4.648%, 03/11/131	1,990,000	2,047,103
Series 2002-2, Class A3, 5.118%, 07/11/431	3,068,171	3,090,931
Series 2006-3, Class A4, 5.889%, 07/10/441, 2	2,670,000	2,877,641
Series 2007-5, Class A4, 5.492%, 02/10/511	1,615,000	1,686,737
Bear Stearns Commercial Mortgage Securities Series 2003-PWR2, Class A4, 5.186%, 05/11/392	1,025,000	1,076,953
Citimortgage Alternative Loan Trust Series 2007-A4, Class 2A1, 5.500%, 04/25/221	1,265,282	1,091,497
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-10, Class 7A1, 5.000%, 09/25/151	109,791	107,044
Series 2002-CP5, Class A2, 4.940%, 12/15/351	950,000	974,910
Credit Suisse Mortgage Capital Certificates Series 2009-12R, Class 41A1, 5.250%, 03/27/371, 2, 3	1,335,063	1,360,891
DBUBS Mortgage Trust Series 2011-LC3A, Class A2, 3.642%, 08/10/441	2,525,000	2,603,884
Fannie Mae
4.500%, 11/25/33	21,750,000	23,014,219
4.000%, 11/15/40	57,635,000	60,228,575
3.500%, 12/01/40	38,505,000	39,437,553
Fannie Mae Pool
0.612%, 06/01/182	3,380,000	3,389,521
0.581%, 07/01/182	1,375,000	1,381,754
0.587%, 08/01/182	5,025,000	5,019,764
3.330%, 07/01/20	2,388,396	2,548,952
3.330%, 10/01/20	3,331,034	3,451,187
0.661%, 11/01/202	18,370,000	18,480,734
3.230%, 11/01/20	3,576,899	3,684,731
4.000%, 04/01/24	4,601,902	4,856,889
4.000%, 11/01/25	4,393,199	4,636,622
2.500%, 03/01/26	1,422,518	1,446,112

5.970%, 01/01/40	$718,093	$883,828
5.970%, 01/01/40	555,784	684,059
5.100%, 12/01/40	490,809	544,969
Fannie Mae REMICS
Series 1994-3, Class PL, 5.500%, 01/25/24	50,977	56,267
Series 2009-15, Class AB, 5.500%, 04/25/25	136,364	137,435
Freddie Mac REMICS
Series 3676, Class AB, 1.500%, 12/15/151	990,918	994,495
Series 3609, Class LA, 4.000%, 12/15/241	5,578,720	5,913,750
GMAC Mortgage Corp. Loan Trust Series 2006-HE3, Class A3, 5.805%, 10/25/361, 2	1,478,351	947,333
GS Mortgage Securities Corp. II Series 2007-EOP, Class A1, 1.143%, 03/06/202, 3	2,734,202	2,715,946
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4, 6.462%, 03/15/311	925,746	934,698
MASTR Asset Securitization Trust Series 2004-3, Class 2A1, 4.750%, 01/25/141	105,134	106,861
Morgan Stanley Mortgage Loan Trust Series 2006-7, Class 1A, 5.000%, 06/25/211	514,458	462,623
Residential Accredit Loans, Inc.
Series 2005-QS3, Class 2A1, 5.000%, 03/25/201	738,738	709,820
Series 2004-QS4, Class A1, 4.350%, 03/25/341	813,881	818,323
Wachovia Bank Commercial Mortgage Trust Series 2002-C1, Class A4, 6.287%, 04/15/341	1,574,856	1,591,075

TOTAL MORTGAGE-BACKED SECURITIES (Cost $203,989,005) — 54.0%		205,995,686

OTHER GOVERNMENTS — 0.7%
Republic of Italy 6.875%, 09/27/234	2,870,000	2,827,725

TOTAL OTHER GOVERNMENTS (Cost $3,109,479) — 0.7%		2,827,725

U.S. GOVERNMENT AND AGENCIES — 30.4%
FEDERAL DEPOSIT INSURANCE CORPORATION — 0.5%
2.200%, 04/25/311, 2, 3	1,742,521	1,764,475

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 4.0%
0.225%, 07/26/122	15,175,000	15,179,037

NATIONAL CREDIT UNION ADMINISTRATION — 1.1%
0.574%, 12/07/201, 2	4,266,115	4,274,776

U.S. TREASURY SECURITIES — 24.8%
0.084%, 12/22/11	8,665,000	8,664,714
0.086%, 05/31/12	44,785,000	44,764,041
0.153%, 06/28/12	29,750,000	29,730,662
0.625%, 12/31/12	11,470,000	11,530,481
		94,689,898

TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $115,824,199) — 30.4%		115,908,186

TOTAL INVESTMENTS (Cost $486,836,571) — 126.3%	$482,002,467

Liabilities less other assets — (26.3)%	(100,286,621)

TOTAL NET ASSETS — 100.0%	$381,715,846

(equivalent to $32.20 per share; unlimited shares of $1.00 par value capital shares authorized; 11,589,077 shares outstanding for Institutional Class; equivalent to $32.21 per share; unlimited shares of $1.00 par value capital shares authorized; 263,619 shares outstanding for Class Y)

LLC - Limited Liability Company
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
1 Callable.
2 Variable Rate Security (presented at the current rate as of September 30, 2011).
3 144A Restricted Security.
4 Foreign security denominated in U.S. Dollars.
See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/Sell(1) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(2)	Unrealized Appreciation/ (Depreciation)

JP Morgan	CDX North American
	High Yield Index	Sell	B2/B	Receive	5.00%	6/20/2016	$54,350,000	$(3,064,159)

JP Morgan	CDX North American
	Investment Grade Index	Sell	Baa1/BBB+	Receive	1.00%	12/20/2016	54,000,000	(56,773)

TOTAL SWAP CONTRACTS								$(3,120,932)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT UNCONSTRAINED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS — 24.6%
Ally Financial, Inc. 8.000%, 11/01/31	$300,000	$263,250
American International Group, Inc. 6.400%, 12/15/201	100,000	101,879
Bank of America Corp. 5.000%, 05/13/21	400,000	356,862
Barclays Bank PLC 5.125%, 01/08/202	150,000	146,994
Goldman Sachs Group, Inc. 5.250%, 07/27/21	250,000	246,629
Hartford Financial Services Group, Inc. 6.000%, 01/15/191	200,000	200,937
Hertz Corp. 6.750%, 04/15/191	100,000	90,750
Lincoln National Corp. 4.850%, 06/24/211	200,000	192,804
Lloyds TSB Bank PLC 6.375%, 01/21/212	150,000	147,889
Morgan Stanley 5.500%, 07/28/21	150,000	138,938
Royal Bank of Scotland PLC 6.125%, 01/11/212	150,000	148,285
Societe Generale S.A. 5.200%, 04/15/212, 3	200,000	173,655
U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 04/22/231	150,000	135,000
UAL 2007-1 Pass-Through Trust 6.636%, 07/02/221	120,109	116,806

TOTAL CORPORATE BONDS (Cost $2,463,434) — 24.6%		2,460,678

OTHER GOVERNMENTS — 1.0%
Republic of Italy 6.875%, 09/27/232	100,000	98,527

TOTAL OTHER GOVERNMENTS (Cost $93,314) — 1.0%		98,527

TOTAL INVESTMENTS (Cost $2,556,748) — 25.6%		2,559,205

Other assets less liabilities — 74.4%		7,434,535

TOTAL NET ASSETS — 100.0%		$9,993,740

(equivalent to $9.99 per share; unlimited shares of $1.00 par value capital shares authorized; 1,000,000 shares outstanding)

PLC - Public Limited Company
1 Callable.
2 Foreign security denominated in U.S. Dollars.
3 144A Restricted Security.
See accompanying Notes to Schedules of Investments.

SWAP CONTRACTS
CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/Sell(1) Protection	Rating of Reference Entity (Moody's/S&P)	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(2)	Unrealized Appreciation/ (Depreciation)

Goldman Sachs	CDX North American
	High Yield Index	Sell	B2/B	Receive	5.00%	6/20/2016	$3,500,000	$(1,106)

Goldman Sachs	Markit CMBX
	AAA Index	Sell	Aaa/AAA	Receive	0.08%	12/13/2049	400,000	(1,990)

TOTAL SWAP CONTRACTS								$(3,096)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

SCOUT FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout Stock Fund (“Stock”), Scout Mid Cap Fund (“Mid Cap”), Scout Small Cap Fund (“Small Cap”), Scout TrendStar Small Cap Fund (“TrendStar Small Cap”), Scout International Fund (“International”), Scout International Discovery Fund (“International Discovery”), Scout Global Equity Fund (“Global Equity”), Scout Core Bond Fund (“Core Bond”), Scout Core Plus Bond Fund (“Core Plus Bond”) and Scout Unconstrained Bond Fund (“Unconstrained Bond”) (individually referred to as a “Fund,” or collectively as the “Funds”). Prior to October 31, 2006, the Scout International Fund was known as the UMB Scout WorldWide Fund. Prior to July 1, 2009, the Trust was known as UMB Scout Funds. On June 30, 2009, the TrendStar Small-Cap Fund series of TrendStar Investment Trust was reorganized into the Scout TrendStar Small Cap Fund, which commenced its operations on July 1, 2009 and is the successor to the TrendStar Small-Cap Fund. The Scout TrendStar Small Cap Fund was reorganized into the Scout Small Cap Fund after the close of business on September 30, 2011. Prior to March 11, 2011, the Scout Core Bond Fund was known as the Scout Bond Fund. On April 21, 2011, the Frontegra Columbus Core Bond Fund and the Frontegra Columbus Core Plus Bond Fund series of Frontegra Funds Trust, Inc. were reorganized into the Scout Core Bond Fund and the Scout Core Plus Bond Fund, respectively.

The Funds’ investment objectives are as follows:

Fund	Investment Objective
Stock	Long-term growth of capital and income
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
TrendStar Small Cap	Long-term growth of capital
International	Long-term growth of capital and income
International Discovery	Long-term growth of capital
Global Equity	Long-term growth of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond Fund	Maximize total return consistent with the preservation of capital

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)
Security Valuations – Each security listed on an exchange, except Nasdaq National Market® and Nasdaq SmallCap® securities, is valued at its last sales price on that exchange.   Where the security is listed on more than one exchange, a Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded.  If there are no sales, the security is valued at the mean between the last current closing bid and asked prices.  Nasdaq National Market® and Nasdaq SmallCap® securities are valued at the Nasdaq Official Closing Price.  An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices.  Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.  If amortized cost of a fund holding deviates significantly from fair value, the holding will be recorded at fair value.

If the market price of a portfolio security is not readily available, or the valuation methods mentioned above do not reflect the security’s fair value, such security is valued at its fair value in accordance with procedures adopted by the Board of Trustees. In addition, the Funds’ advisor will value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its net asset value (“NAV”).  The fair value of securities is determined in good faith by taking into account all appropriate factors relevant to the value of the security. Securities held in the International, International Discovery and Global Equity Funds may be listed on foreign exchanges that do not value their listed securities at the same time that the Fund calculates its NAV. These Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. On September 30, 2011, certain securities within the International, International Discovery and Global Equity Funds were fair valued by an independent third party in accordance with fair value pricing procedures adopted by the Board of Trustees.

Security transactions are recorded on the trade date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.  Dividend income and distributions to shareholders are recorded on ex-dividend dates.  Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

▪      Level 1 – quoted prices in active markets for identical securities;
▪      Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
▪      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Funds’ assets:

Stock:
Security Type	Level 1	Level 2		Level 3	Total
Common Stocks1	$85,688,463	$-		$-	$85,688,463
Total	$85,688,463	$-		$-	$85,688,463

Mid Cap:
Security Type	Level 1	Level 2		Level 3	Total
Common Stocks1	$591,773,229	$-		$-	$591,773,229
Total	$591,773,229	$-		$-	$591,773,229

Small Cap:
Security Type	Level 1	Level 2		Level 3	Total
Common Stocks1	$221,074,757	$-		$-	$221,074,757
Total	$221,074,757	$-		$-	$221,074,757

TrendStar Small Cap:
Security Type	Level 1	Level 2		Level 3	Total
Common Stocks1	$7,969,170	$-		$-	$7,969,170
Total	$7,969,170	$-		$-	$7,969,170

International:
Security Type/Sector	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$392,883,650	$354,406,933		$-	$747,290,583
Consumer Staples	445,164,258	323,653,188		-	768,817,446
Energy	513,297,913	70,162,424		-	583,460,337
Financials	932,882,804	204,149,317		-	1,137,032,121
Health Care	449,442,794	149,992,826		-	599,435,620
Industrials	691,301,156	122,910,807		-	814,211,963
Information Technology	446,581,825	108,109,304		-	554,691,129
Materials	509,380,484	175,500,798		-	684,881,282
Telecommunication Services	193,311,973	90,470,384		-	283,782,357
Utilities	56,578,067	51,714,082		-	108,292,149
Preferred Stocks
Consumer Discretionary	-	39,386,627		-	39,386,627
Rights
Financials	918,286	-		-	918,286
Short-Term Investments	352,000,000	-		-	352,000,000
Total	$4,983,743,210	$1,690,456,690	2	$-	$6,674,199,900

International Discovery:
Security Type/Sector	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,797,480	$1,968,826		$-	$3,766,306
Consumer Staples	318,500	3,043,159		-	3,361,659
Energy	1,147,867	1,029,118		-	2,176,985
Financials	1,856,006	1,857,876		-	3,713,882
Health Care	649,440	2,144,848		-	2,794,288
Industrials	1,625,590	6,037,277		-	7,662,867
Information Technology	814,730	2,386,284		-	3,201,014
Materials	535,680	3,098,334		-	3,634,014
Telecommunication Services	471,088	-		-	471,088
Utilities	-	166,715		-	166,715
Total	$9,216,381	$21,732,437	2	$-	$30,948,820

Global Equity:
Security Type/Sector	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$512,866	$25,198		$-	$538,064
Consumer Staples	592,277	12,036		-	604,313
Energy	333,473	-		-	333,473
Financials	601,992	119,736		-	721,728
Health Care	517,923	26,438		-	544,361
Industrials	323,239	90,229		-	413,468
Information Technology	544,063	92,135		-	636,198
Materials	209,560	51,082		-	260,642
Telecommunication Services	165,769	-		-	165,769
Utilities	128,644	-		-	128,644
Total	$3,929,806	$416,854	2	$-	$4,346,662

Core Bond:
Security Type	Level 1	Level 2		Level 3	Total
Asset-Backed Securities	$-	$10,386,201		$-	$10,386,201
Corporate Debt	499,696	42,255,408		-	42,755,104
Mortgage-Backed Securities	-	78,184,076		-	78,184,076
U.S. Government and Agencies	-	31,186,822		-	31,186,822
Total	$499,696	$162,012,507		$-	$162,512,203
Other Financial Instrument - Credit Default Swap Contract	$-	$(19,376)		$-	$(19,376)

Core Plus Bond:
Security Type	Level 1	Level 2		Level 3	Total
Asset-Backed Securities	$-	$30,697,030		$-	$30,697,030
Corporate Debt	1,370,299	125,203,541		-	126,573,840
Mortgage-Backed Securities	-	205,995,686		-	205,995,686
Other Government	-	2,827,725		-	2,827,725
U.S. Government and Agencies	-	115,908,186		-	115,908,186
Total	$1,370,299	$480,632,168		$-	$482,002,467
Other Financial Instruments - Credit Default Swap Contracts	$-	$(3,120,932)		$-	$(3,120,932)

Unconstrained Bond:
Security Type	Level 1	Level 2		Level 3	Total
Corporate Debt	$-	$2,460,678		$-	$2,460,678
Other Government	-	98,527		-	98,527
Total	$-	$2,559,205		$-	$2,559,205
Other Financial Instruments - Credit Default Swap Contracts	$-	$(3,096)		$-	$(3,096)

1 For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

2 At September 30, 2011, all common stocks classified as Level 2 within the International, International Discovery and Global Equity Funds were transferred from Level 1 to Level 2 as a result of the funds performing a fair value adjustment on the securities reflected as Level 2. A security’s classification as Level 1 or Level 2 within these funds can move on a daily basis throughout the year depending on whether or not the fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the funds calculate their NAV. If management determines the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

(b)
Foreign Currency and Risk – Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities – at the closing rate of exchange as of 4:00 p.m. Eastern Daylight Time on September 30, 2011.

ii.
Purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.  Investments in emerging markets involve even greater risks.

(c)	Federal Income Taxes –

At September 30, 2011, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED APPRECIATION FOR FEDERAL TAX PURPOSES	GROSS UNREALIZED DEPRECIATION FOR FEDERAL TAX PURPOSES	NET UNREALIZED APPRECIATION/(DEPRECIATION) FOR FEDERAL TAX PURPOSES
Stock	76,939,365	11,844,808	(3,095,710)	8,749,098
Mid Cap	615,626,453	28,762,000	(52,615,224)	(23,853,224)
Small Cap	225,354,123	21,561,233	(25,840,599)	(4,279,366)
TrendStar Small Cap	8,050,363	1,166,092	(1,247,285)	(81,193)
International	6,467,804,851	1,025,890,484	(819,495,435)	206,395,049
International Discovery	30,930,167	3,454,998	(3,436,347)	18,651
Global Equity	5,089,328	33,994	(776,662)	(742,668)
Core Bond	162,641,617	1,503,192	(1,632,606)	(129,414)
Core Plus Bond	487,200,803	8,597,243	(13,795,579)	(5,198,336)
Unconstrained Bond	2,556,748	10,370	(7,913)	2,457

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

(d)	Amortization – Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(e)
Use of Estimates – The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

(f)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds expect the risk of loss to be remote.

Item 2.	Controls and Procedures

a)
The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
November 21, 2011

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
November 21, 2011